Reconciliation of Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Reconciliation of Loss Per Common Share
Schedule of computation of basic and diluted earnings per common share

	For the Three Months Ended
	March 31,
	2022	2021
Numerator for basic loss per share:
Net loss	$(1,184)	$(683)
Less: Cumulative non-declared dividends on preferred stock(1)	(390)	—
Net loss attributable to common stockholders	$(1,574)	$(683)
Numerator for diluted loss per share:
Net loss	$(1,574)	$(683)
Interest expense attributable to convertible notes(2)	—	—
Net loss plus interest expense attributable to convertible notes	$(1,574)	$(683)
Denominator for basic loss per share(3):
Basic weighted average common shares outstanding during the period	21,417	21,294
Denominator for diluted loss per share(3):
Basic weighted average common shares outstanding during the period	21,417	21,294
Net effect of dilutive convertible notes and warrants(2)	—	—
Net effect of dilutive stock options, DSU’s, RSA’s and RSU’s(2)	—	—
Diluted weighted average common shares	21,417	21,294
Net loss per common share:
Basic	$(0.07)	$(0.03)
Diluted	$(0.07)	$(0.03)
(1)	Cumulative non-declared dividends in arrears are included beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights (see Note 12. – Equity and Share Based Payments).
(2)	Adjustments to diluted loss per share for the three months ended March 31, 2022 and 2021, were excluded from the calculation, as they were anti-dilutive.
(3)	Number of shares presented in thousands.

	For the Year Ended
	December 31,
	2021	2020
Numerator for basic loss per share:
Net loss	$(3,878)	$(88,150)
Less: Cumulative non-declared dividends on preferred stock(1)	(780)	—
Net loss attributable to common stockholders	$(4,658)	$(88,150)
Numerator for diluted loss per share:
Net loss	$(4,658)	$(88,150)
Interest expense attributable to convertible notes(2)	—	—
Net loss plus interest expense attributable to convertible notes	$(4,658)	$(88,150)
Denominator for basic loss per share(3):
Basic weighted average common shares outstanding during the period	21,332	21,251
Denominator for diluted loss per share(3):
Basic weighted average common shares outstanding during the period	21,332	21,251
Net effect of dilutive convertible notes and warrants(2)	—	—
Net effect of dilutive stock options, DSU’s, RSA’s and RSU’s(2)	—	—
Diluted weighted average common shares	21,332	21,251
Net loss per common share:
Basic	$(0.22)	$(4.15)
Diluted	$(0.22)	$(4.15)
(1)	Cumulative non-declared dividends in arrears are included beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights (see Note 13. — Commitments and Contingencies).
(2)	Adjustments to diluted loss per share for the Notes for the years ended December 31, 2021 and 2020, were excluded from the calculation, as they were anti-dilutive.
(3)	Share amounts presented in thousands.